Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) [Line Items]
Short-term borrowings		$ 15,073,458	$ 16,449,110
Bottom of range [member]
Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) [Line Items]
Interest rate range		0.00%	0.00%
Bank collaterialized borrowings [Member]
Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) [Line Items]
Short-term borrowings		$ 15,073,458	$ 13,449,110
Bank collaterialized borrowings [Member] | Bottom of range [member]
Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) [Line Items]
Interest rate range		2.78%	2.61%
Loan from shareholders [Member]
Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) [Line Items]
Short-term borrowings			$ 3,000,000
Interest rate range	[1]

[1]	In March 2023, the Group entered into a shareholder loan agreement in the amount of $3,000,000 with Asteria Corporation. The Company issued promissory note with an interest rate of 10.375% per annum and maturity date of March 10, 2024 to the lender in the same amount as the loan made. The maturity date of the shareholder loan of $3,000,000 was extended and repaid on April 29, 2024.